Summary of net defined benefit liability asset (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Change in plan liabilities
Balances – Beginning of the period	$ 21,750	$ 29,412
Current service cost	100	142
Interest cost	600	295
Actuarial gain from changes in financial assumptions	1,250	5,915
Benefits paid	(560)	(752)
Impact of foreign exchange rate changes	(297)	(1,432)
Balances – End of the period	20,343	21,750
Change in plan assets
Balances – Beginning of the period	10,591	11,927
Interest income from plan assets	296	120
Employer contributions	25	45
Employee contributions	7	10
Benefits paid	(198)	(247)
Remeasurement of plan assets		(641)
Change in asset ceiling	(337)
Impact of foreign exchange rate changes	(146)	(623)
Balances – End of the period	10,238	10,591
Net liability of the unfunded plans	10,105	10,787
Net liability of the funded plans		372
Net amount recognized as Employee future benefits	10,105	11,159
Amounts recognized:
In net loss	397	295
Actuarial gain on defined benefit plans in other comprehensive loss	913	5,262
Pension defined benefit plans [member]
Change in plan liabilities
Balances – Beginning of the period	21,657
Current service cost	89
Interest cost	599
Actuarial gain from changes in financial assumptions	1,249
Benefits paid	(560)
Impact of foreign exchange rate changes	(295)
Balances – End of the period	20,241	21,657
Change in plan assets
Balances – Beginning of the period	10,591
Interest income from plan assets	296
Employer contributions	25
Employee contributions	7
Benefits paid	(198)
Remeasurement of plan assets
Change in asset ceiling	(337)
Impact of foreign exchange rate changes	(146)
Balances – End of the period	10,238	10,591
Net liability of the unfunded plans	10,003
Net liability of the funded plans
Net amount recognized as Employee future benefits	10,003
Amounts recognized:
In net loss	385
Actuarial gain on defined benefit plans in other comprehensive loss	912
Other benefit plans [member]
Change in plan liabilities
Balances – Beginning of the period	93
Current service cost	11
Interest cost	1
Actuarial gain from changes in financial assumptions	1
Benefits paid
Impact of foreign exchange rate changes	(2)
Balances – End of the period	102	93
Change in plan assets
Balances – Beginning of the period
Interest income from plan assets
Employer contributions
Employee contributions
Benefits paid
Remeasurement of plan assets
Change in asset ceiling
Impact of foreign exchange rate changes
Balances – End of the period
Net liability of the unfunded plans	102
Net liability of the funded plans
Net amount recognized as Employee future benefits	102
Amounts recognized:
In net loss	12
Actuarial gain on defined benefit plans in other comprehensive loss	$ 1